Leases, Measurement of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Paid for Amounts Included in the Measurement of Lease Liabilities [Abstract]
Operating cash flows from operating leases	$ 12,590
Operating cash flows from finance leases	79
Financing cash flows from finance leases	426	$ 205	$ 0
ROU assets obtained in exchange for new operating lease liabilities	9,811
Total rent expense	$ 16,200	$ 11,300